Financial Instruments and Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Customer Securities	Dec. 31, 2014 USD ($) Customer Securities	Dec. 31, 2013 USD ($)	Jul. 03, 2014 USD ($)
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Cost of sales	$ (4,565,000,000)	$ (4,906,000,000)	$ (5,468,000,000)
Realized gain (loss) on reduction in operating expenses	(65,000,000)	(1,000,000)	17,000,000
Ineffective portion of hedge was recorded on Other income and expenses, net	0	0	0
Deferred losses on derivative instrument, net of tax	$ 24,000,000
Period of Accumulated other comprehensive income (loss)	12 months
Amount reclassified as Other Income and Expenses, net	$ 0
Fair value of assets	6,000,000	1,000,000
Fair value of liabilities	$ 25,000,000	$ 73,000,000
Maximum outstanding amount per instrument with each Bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Impairment loss of intangible assets	$ 16,000,000
Impairment charge on investments	$ 0
Aggregate carrying amount of cost-method investments		$ 3,000,000
Cost-method investments, Other-than-temporary impairment charge		$ 3,000,000
Securities in unrealized loss position | Securities	0	0
Zero Coupon due 2019 (Tranche A) [Member]
Derivative [Line Items]
Debt discount rate	2.40%
Interest rate	1.00%
Expected life of the instrument	5 years
1.0% due 2021 (Tranche B) [Member]
Derivative [Line Items]
Debt discount rate	3.22%
Interest rate	1.00%
Expected life of the instrument	7 years
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Fair value of liability component				$ 878,000,000
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Cost of sales	$ (105,000,000)	$ (1,000,000)	16,000,000
Currency Collars [Member] | Option One [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	(6,000,000)
Fair value of assets	1,000,000
Fair value of liabilities	7,000,000
Currency Collars [Member] | Option Two [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	2,000,000
Fair value of assets	4,000,000
Fair value of liabilities	2,000,000
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Fair value of assets	4,000,000
Fair value of liabilities	19,000,000
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 372,000,000	286,000,000	319,000,000
Foreign currency forward contracts maturity term	31 days
Fair value of assets	$ 1,000,000	1,000,000
Fair value of liabilities	$ 1,000,000	2,000,000
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	4 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	11 months
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 1,449,000,000	1,386,000,000	$ 1,702,000,000
Foreign currency forward contracts maturity term	141 days
Fair value of assets	$ 5,000,000
Fair value of liabilities	$ 24,000,000	$ 71,000,000
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	5 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	20 months